Investment in Debt Securities and Other Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investment in Debt Securities and Other Long-term Investments

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
GT Capital Bond	150	150
Security Bank Corporation, or Security Bank, Time Deposits	100	348
PSALM Bonds	—	202
	250	700
Less current portion (Note 28)	100	326
Noncurrent portion (Note 28)	150	374